Schedule of allowance for credit losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Credit Loss [Abstract]
Beginning balance	$ 22,336	$ 39,383
Allowance for credit losses	30,358	125,651	$ 41,605
Write-off		(142,698)
Ending balance	$ 52,694	$ 22,336	$ 39,383